United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21235

(Investment Company Act File Number)

Federated Premier Municipal Income Fund

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(412) 288-1900

(Registrant's Telephone Number)

Date of Fiscal Year End: 11/30

Date of Reporting Period: 11/30/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2012
Federated Premier Municipal Income Fund
Federated Premier Intermediate Municipal Income Fund
Funds Established 2002

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)–
Federated Premier Municipal Income Fund
At November 30, 2012, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Investments[2]
General Obligation—State	13.1%
Hospital	12.5%
Transportation	12.3%
Special Tax	11.9%
General Obligation—Local	9.4%
Water & Sewer	6.6%
Pre-refunded	6.0%
Education	5.7%
Public Power	4.6%
Electric & Gas	4.6%
Other[3]	13.3%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party, as determined by the Fund's Adviser. Securities that are insured by a bond insurer are assigned according to the economic sector and/or revenue source of the underlying obligor. Pre-refunded securities are those whose debt service is paid from escrowed funds, usually U.S. government securities.
2	Percentages reflect the fully consolidated asset of any inverse floater trust as presented in the Portfolio of Investments.
3	For purposes of this table, sector classifications constitute 86.7% of the Fund's investments. Remaining sectors have been aggregated under the designation “Other.”
Annual Shareholder Report

Portfolio of Investments - Federated Premier Municipal Income Fund
November 30, 2012
Principal Amount		Value
	MUNICIPAL BONDS—97.9%
	Alabama—1.2%
$1,145,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.25%), 10/1/2040	$1,374,378
415,000	Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	475,424
	TOTAL	1,849,802
	Arizona—2.5%
940,000	Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2004A), 5.375% (Catholic Healthcare West), 7/1/2023	997,255
2,000,000	Pima County, AZ IDA, Revenue Bonds (Series 2008B), 5.75% (Tucson Electric Power Co.), 9/1/2029	2,130,360
750,000	Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.50%, 7/15/2027	753,892
	TOTAL	3,881,507
	California—5.5%
1,280,000	California State, Refunding Economic Recovery Bonds (Series 2009A), 5.00% (California State Fiscal Recovery Fund), 7/1/2018	1,572,339
1,000,000	California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2030	1,187,620
1,500,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	2,215,395
2,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	2,468,540
$1,000,000	San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00% (Original Issue Yield: 5.05%), 3/1/2031	1,136,590
	TOTAL	8,580,484
	Colorado—5.2%
706,000	Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00% (United States Treasury PRF 12/1/2013@101), 12/1/2023	765,975
500,000	Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	510,070
2,000,000	Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012B), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2025	2,251,500
230,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	275,862
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$90,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (United States Treasury & Agency PRF 11/1/2018@100)/(Original Issue Yield: 5.60%), 11/1/2027	$113,358
236,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.75% (United States Treasury PRF 12/1/2013@102), 12/1/2034	254,682
500,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55% (United States Treasury PRF 12/1/2013@102), 12/1/2032	545,295
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.25% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 6.28%), 12/1/2033	1,115,650
1,480,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Merrill Lynch & Co., Inc. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	1,989,830
		TOTAL	7,822,222
		Delaware—0.5%
715,000		Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	813,792
		District of Columbia—1.9%
2,500,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	2,987,650
		Florida—6.3%
600,000		Florida Higher Educational Facilities Financing Authority, Revenue Refunding Bonds (Series 2012A), 5.00% (Nova Southeastern University), 04/01/2027	683,688
1,170,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	1,165,975
$1,000,000		Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.00%, 10/1/2030	1,199,400
750,000		Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012A), 5.00%, 10/1/2029	906,037
400,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	401,304
1,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2022	1,297,200
1,000,000		South Lake County, FL Hospital District, Revenue Bonds (Series 2009A), 6.00% (South Lake Hospital, Inc.)/(Original Issue Yield: 6.05%), 4/1/2029	1,167,810
1,000,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,038,740
465,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2), 6.65%, 5/1/2040	213,454
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$55,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2), 0.00% (Step Coupon 5/1/2017 @ 6.61%), 5/1/2039	$39,469
130,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00% (Step Coupon 5/1/2019 @ 6.61%), 5/1/2040	74,894
65,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00% (Step Coupon 5/1/2022 @ 6.61%), 5/1/2040	27,548
200,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-1), 6.65%, 5/1/2040	200,022
160,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds, (Series 3), 6.65%, 5/1/2040	2
15,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds, (Series 1), 6.65%, 5/1/2040	8,134
925,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	937,580
460,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	480,875
		TOTAL	9,842,132
		Georgia—3.8%
1,000,000		Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2010C), 6.00%, 1/1/2030	1,264,820
1,500,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00% (Original Issue Yield: 6.14%), 11/1/2024	1,908,855
1,000,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	1,095,320
1,500,000		DeKalb Private Hospital Authority, GA, RACs (Series 2009), 5.00% (Children's Healthcare of Atlanta, Inc.), 11/15/2024	1,749,585
		TOTAL	6,018,580
		Guam—0.3%
375,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (Original Issue Yield: 5.875%), 12/1/2029	428,865
		Hawaii—1.6%
750,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	886,620
1,400,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(United States Treasury PRF 11/15/2013 @100)/(Original Issue Yield: 8.175%), 11/15/2033	1,530,424
		TOTAL	2,417,044
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—4.6%
$859,000	Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest Project), 3/1/2033	$779,560
625,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50%, 1/1/2041	818,744
1,000,000	Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	1,024,540
695,000	Chicago, IL, UT GO Bonds (Project Series 2011A), 5.25%, 1/1/2035	801,133
420,000	DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	422,995
625,000	Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	529,200
1,250,000	Illinois State Toll Highway Authority, Toll Highway Senior Refunding Revenue Bonds (Series 2010 A-1), 5.00%, 1/1/2031	1,450,000
230,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	269,160
1,000,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,154,470
	TOTAL	7,249,802
	Indiana—4.0%
1,930,000	Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25% (Baptist Homes of Indiana), 11/15/2035	2,007,567
1,500,000	Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.25% (CWA Authority), 10/1/2031	1,818,555
655,000	Indiana State Finance Authority, Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00% (Ohio Valley Electric Corp.), 6/1/2032	712,895
1,200,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	1,506,120
	TOTAL	6,045,137
	Louisiana—0.2%
235,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	260,871
	Maine—0.5%
600,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 6.75% (MaineGeneral Medical Center)/(Original Issue Yield: 7.00%), 7/1/2041	735,024
	Maryland—1.0%
550,000	Baltimore, MD, SO Revenue Bonds (Series 2008A), 7.00% (East Baltimore Research Park), 9/1/2038	598,620
175,000	Maryland State EDC, Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	192,901
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maryland—continued
$690,000		Maryland State EDC, Revenue Bonds (Series B), 5.75% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.875%), 6/1/2035	$787,752
		TOTAL	1,579,273
		Massachusetts—0.6%
335,000		Massachusetts Development Finance Agency, Resource Recovery Refunding Revenue Bonds (Series 2012B), 4.875% (Covanta Energy Corp.), 11/1/2042	342,403
500,000		Massachusetts State Development Finance Agency, Revenue Bonds (Series 2012), 5.00% (Northeastern University), 10/1/2029	602,095
		TOTAL	944,498
		Michigan—0.8%
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.75% (Henry Ford Health System, MI)/(Original Issue Yield: 6.00%), 11/15/2039	1,170,160
		Minnesota—0.8%
1,000,000		University of Minnesota, GO Bonds (Series 2011A), 5.00%, 12/1/2019	1,266,900
		Mississippi—0.2%
315,000		Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	351,257
		Nebraska—0.7%
1,000,000		Central Plains Energy Project, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.00% (Goldman Sachs & Co. GTD)/(Original Issue Yield: 5.05%), 9/1/2042	1,111,710
		New Jersey—2.0%
500,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2020	592,285
400,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2023	476,492
1,115,000		New Jersey EDA, Revenue Bonds, Series 2004, 5.75% (NJ Dedicated Cigarette Excise Tax)/(United States Treasury PRF 6/15/2014@100)/(Original Issue Yield: 5.89%), 6/15/2029	1,207,868
211,412	[1,2]	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	2
600,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 6.00% (New Jersey State), 6/15/2035	757,446
		TOTAL	3,034,093
		New Mexico—1.2%
1,000,000		Farmington, NM, PCR Refunding Bonds (Series 2010E), 5.90% (Public Service Co., NM), 6/1/2040	1,124,860
750,000	[3,4]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	775,282
		TOTAL	1,900,142
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—7.0%
$1,000,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	$1,179,170
1,000,000		Erie County, NY IDA, School Facility Refunding Revenue Bonds (Series 2011B), 5.00% (Buffalo, NY City School District), 5/1/2020	1,246,480
1,000,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,214,720
1,000,000		New York City, NY Municipal Water Finance Authority, Revenue Bonds, 5.50% (Original Issue Yield: 5.57%), 6/15/2026	1,221,460
1,000,000		New York City, NY TFA, Future Tax Secured Bonds (Series Fiscal 2011D), 5.00%, 2/1/2019	1,237,480
2,000,000		New York Liberty Development Corporation, Liberty Revenue Bonds (Series 2011), 5.75% (4 World Trade Center), 11/15/2051	2,446,820
1,030,000		New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 2), 5.00% (7 World Trade Center LLC), 9/15/2043	1,191,401
750,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority—General Revenue ), 1/1/2037	883,523
		TOTAL	10,621,054
		North Carolina—0.7%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (United States Treasury PRF 1/1/2013@100)/(Original Issue Yield: 5.57%), 1/1/2017	1,004,370
		Ohio—3.6%
1,000,000		Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.00%, 1/1/2028	1,164,920
1,000,000		Lorain County, OH Port Authority, Recovery Zone Facility Revenue Bonds (Series 2010), 6.75% (United States Steel Corp.), 12/1/2040	1,088,820
945,000		Lucas County, OH, Revenue Bonds (Series 2011A), 6.00% (ProMedica Healthcare Obligated Group)/(Original Issue Yield: 6.22%), 11/15/2041	1,172,962
1,090,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	1,315,118
50,000		Ohio State University, General Receipts Bonds (Series 2009A), 5.00% (United States Treasury PRF 12/1/2018@100), 12/1/2026	62,339
450,000		Ohio State University, General Receipts Bonds (Series 2009A), 5.00%, 12/1/2026	544,977
		TOTAL	5,349,136
		Oregon—0.3%
500,000	[3]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	468,870
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—3.5%
$1,500,000	Northampton County, PA General Purpose Authority, Hospital Revenue Bonds (Series 2008A), 5.50% (St. Luke's Hospital of Bethlehem)/(Original Issue Yield: 5.60%), 8/15/2035	$1,667,040
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.50%, 12/1/2041	1,154,800
555,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	609,051
1,630,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.13%), 1/1/2027	1,865,633
	TOTAL	5,296,524
	Puerto Rico—1.3%
2,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien Revenue Bonds (Series 2012A), 5.25% (Original Issue Yield: 5.42%), 7/1/2042	2,040,680
	South Carolina—0.8%
1,170,000	South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	1,174,528
	South Dakota—0.7%
1,000,000	Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.50%, 6/1/2032	1,029,880
	Tennessee—3.4%
1,750,000	Johnson City, TN Health & Education Facilities Board, Hospital Revenue Bonds (Series 2010), 6.00% (Mountain States Health Alliance)/(Original Issue Yield: 6.07%), 7/1/2038	2,091,985
2,580,000	Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2008B), 5.50%, 5/1/2038	3,066,356
	TOTAL	5,158,341
	Texas—14.5%
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (Original Issue Yield: 6.30%), 1/1/2046	1,192,180
500,000	Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools ), 8/15/2032	548,690
1,500,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	1,732,905
700,000	Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	744,569
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp., Revenue Refunding Bonds (Series 2009), 5.625% (St. Luke's Episcopal Hospital), 2/15/2025	2,377,520
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$385,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	$390,879
585,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	586,035
200,000		Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2011A), 6.875% (Cosmos Foundation, Inc.), 5/15/2041	256,652
835,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00% (Original Issue Yield: 5.12%), 1/1/2038	947,683
10,000,000	[5]	Spring Branch, TX ISD, LT GO Bonds, PSFG, 5.25%, 2/1/2034	11,613,600
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	536,455
1,160,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30%, 7/1/2034	1,258,484
		TOTAL	22,185,652
		Virginia—2.6%
1,400,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.625%), 12/1/2032	1,498,462
1,130,000		Virginia College Building Authority, Educational Facilities Revenue Bonds (Series 2012B), 4.00% (Public Higher Education Financing Program), 9/1/2026	1,314,450
1,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	1,017,690
		TOTAL	3,830,602
		Washington—11.2%
2,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.625% (Original Issue Yield: 6.875%), 6/1/2032	2,059,980
12,790,000	[5]	Washington State, UT GO Bonds (Series 2008A), 5.00%%, 7/1/2030	15,166,805
		TOTAL	17,226,785
		Wisconsin—2.9%
2,000,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.10%), 5/1/2036	2,485,120
500,000		Wisconsin State HEFA, Revenue Bonds, 6.50% (Tomah Memorial Hospital, Inc.)/(United States Treasury PRF 7/1/2013@100)/(Original Issue Yield: 6.75%), 7/1/2023	517,050
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(United States Treasury PRF 7/1/2013@100)/(Original Issue Yield: 6.875%), 7/1/2028	517,415
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Wisconsin—continued
$1,000,000	Wisconsin State HEFA, Revenue Bonds, 7.25% (Community Memorial Hospital)/(Original Issue Yield: 7.45%), 1/15/2033	$1,008,980
	TOTAL	4,528,565
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $134,052,785)	150,205,932
	SHORT-TERM MUNICIPALS—2.1%[6]
	Florida—0.3%
500,000	Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.17%, 12/3/2012	500,000
	New York—0.9%
1,300,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2007 Series CC-2) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.19%, 12/3/2012	1,300,000
	Ohio—0.1%
200,000	Montgomery County, OH, (Series 2011B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.18%, 12/3/2012	200,000
	Texas—0.7%
1,100,000	Harris County, TX HFDC, (Subseries 2008A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.18%, 12/3/2012	1,100,000
	Virginia—0.1%
200,000	Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.20%, 12/3/2012	200,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	3,300,000
	TOTAL MUNICIPAL INVESTMENTS—100.0% (IDENTIFIED COST $137,352,785)[7]	153,505,932
	OTHER ASSETS AND LIABILITIES—NET[8]	(17,534,306)
	LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(18,425,000)
	LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(18,150,000)
	TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$99,396,626
Annual Shareholder Report

At November 30, 2012, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Non-income producing security.
2	Security in default.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2012, these restricted securities amounted to $1,244,152, which represented 0.8% of total market value.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2012, these liquid restricted securities amounted to $775,282 which represented 0.5% of total market value.
5	Underlying security in inverse floater trust.
6	Current and next reset date shown for Variable Rate Demand Notes.
7	The cost of investments for federal tax purposes amounts to $120,203,079.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total market value at November 30, 2012 .
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
PSFG	—Public School Fund Guaranteed
RACs	—Revenue Anticipation Certificates
SO	—Special Obligation
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–
Federated Premier Intermediate Municipal Income Fund
At November 30, 2012, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Investments[2]
General Obligation—State	22.5%
Special Tax	14.9%
Hospital	11.8%
Public Power	9.4%
Transportation	9.3%
Education	5.8%
Industry Development Bond/Pollution Control Revenue	4.2%
Electric & Gas	3.9%
Pre-refunded	3.8%
Water & Sewer	3.8%
Other[3]	10.6%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party, as determined by the Fund's Adviser. Securities that are insured by a bond insurer are assigned according to the economic sector and/or revenue source of the underlying obligor.
2	Percentages reflect the fully consolidated asset of any inverse floater trust as presented in the Portfolio of Investments.
3	For purposes of this table, sector classifications constitute 89.4% of the Fund's total investments. Remaining sectors have been aggregated under the designation “Other.”
Annual Shareholder Report

Portfolio of Investments – Federated Premier Intermediate Municipal Income Fund
November 30, 2012
Principal Amount		Value
	MUNICIPAL BONDS—100.0%
	Arizona—2.7%
$1,000,000	Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2004A), 5.375% (Catholic Healthcare West), 7/1/2023	$1,060,910
1,690,000	Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,945,291
1,500,000	Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.15%, 7/15/2017	1,518,330
	TOTAL	4,524,531
	Arkansas—0.8%
1,000,000	Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	1,003,600
300,000	Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	300,654
	TOTAL	1,304,254
	California—10.9%
1,115,000	Bay Area Toll Authority, CA, San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), 5.00%, 10/1/2024	1,340,330
570,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	605,243
1,500,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2011A), 5.25% (Catholic Healthcare West), 3/1/2027	1,764,225
1,250,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2012A), 5.00% (Scripps Health), 11/15/2032	1,471,962
1,705,000	California State, Refunding Economic Recovery Bonds (Series 2009A), 5.00% (California State Fiscal Recovery Fund), 7/1/2018	2,094,405
1,500,000	California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2021	1,921,530
1,540,000	California Statewide CDA, Revenue Bonds (Series 2007), 5.00% (Inland Regional Center), 12/1/2017	1,644,520
1,000,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 6.125% (Citigroup, Inc. GTD), 11/1/2029	1,298,610
1,335,000	Sacramento, CA Municipal Utility District, Electric Revenue Refunding Bonds (Series 2012Y), 5.00%, 8/15/2028	1,646,976
1,500,000	San Diego, CA Public Facilities Authority, Senior Sewer Revenue Refunding Bonds (Series 2009B), 5.00% (San Diego, CA Wastewater System), 5/15/2016	1,719,465
1,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Private Activity Bonds (Series 2010C), 5.00%, 5/1/2021	1,234,380
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$1,000,000	San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00% (Original Issue Yield: 5.05%), 3/1/2031	$1,136,590
	TOTAL	17,878,236
	Colorado—5.6%
701,000	Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00% (United States Treasury PRF 12/1/2013@101), 12/1/2023	760,550
60,000	Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 6.25% (Denver Academy)/(Original Issue Yield: 6.50%), 11/1/2013	60,587
500,000	Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	510,070
1,265,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2013	1,310,654
2,000,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2011A), 5.25% (Catholic Health Initiatives), 2/1/2031	2,376,420
1,000,000	Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2027	1,116,730
695,000	Conservatory Metropolitan District, CO, LT GO Bonds, 7.40% (United States Treasury PRF 12/1/2013@102), 12/1/2016	748,390
600,000	Denver (City & County), CO, Airport System Revenue Bonds (Series 2009A), 5.00% (Denver, CO City & County Airport Authority), 11/15/2016	698,502
1,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Merrill Lynch & Co., Inc. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	1,344,480
500,000	Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.05%), 12/1/2024	565,510
	TOTAL	9,491,893
	District of Columbia—0.7%
1,000,000	District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 2/1/2016	1,108,130
	Florida—5.9%
1,000,000	Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2009A-1), 5.00% (Citizens Property Insurance Coastal Account)/(Assured Guaranty Corp. INS), 6/1/2014	1,064,170
20,000	Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 7.04% (Original Issue Yield: 7.087%), 11/1/2014	19,741
1,000,000	Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), Revenue Refunding Bonds (Series 2012A), 5.00%, 04/01/2027	1,139,480
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$1,000,000		Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.00%, 10/1/2027	$1,225,580
1,000,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 5.00% (Mt. Sinai Medical Center, FL), 11/15/2022	1,151,890
270,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.00%, 5/1/2020	271,428
1,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2020	1,273,500
500,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2020	560,185
20,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.375%, 5/1/2017	10,977
615,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2), 6.375%, 5/1/2017	288,183
230,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-1), 6.375%, 5/1/2017	225,271
75,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2), 0.00% (Step Coupon 5/1/2017 @ 6.61%), 5/1/2039	53,821
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00% (Step Coupon 5/1/2019 @ 6.61%), 5/1/2040	100,819
90,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00% (Step Coupon 5/1/2022 @ 6.61%), 5/1/2040	38,143
210,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.375%, 5/1/2017	2
2,390,000		University of Central Florida Athletics Association, Inc., FL, COPs (Series 2004A), 5.125% (FGIC and National Public Finance Guarantee Corporation INS), 10/1/2022	2,477,259
		TOTAL	9,900,449
		Georgia—3.5%
1,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2020	1,244,330
1,500,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,950,045
1,250,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.40% (Eastside Tax Allocation District)/(Original Issue Yield: 5.50%), 1/1/2020	1,358,387
500,000		DeKalb Private Hospital Authority, GA, RACs (Series 2009), 5.00% (Children's Healthcare of Atlanta, Inc.), 11/15/2016	575,170
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	$751,035
		TOTAL	5,878,967
		Guam—0.8%
1,250,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.00%, 12/1/2015	1,361,263
		Illinois—5.3%
1,325,000		Chicago, IL Sales Tax, Refunding Revenue Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2019	1,472,393
900,000		Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	922,320
875,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place), 5/15/2025	810,548
500,000		Illinois Finance Authority, Revenue Bonds (Series 2012B), 5.00% (Loyola University of Chicago), 7/1/2026	606,670
1,000,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2005A), 5.00% (Depaul University), 10/1/2014	1,062,760
2,000,000		Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2016	2,301,340
345,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	403,740
1,000,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.00%, 6/1/2015	1,088,520
		TOTAL	8,668,291
		Indiana—1.7%
1,050,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2014	1,110,659
1,300,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	1,631,630
		TOTAL	2,742,289
		Louisiana—0.5%
981,000	[1,2]	Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	392,645
470,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	521,742
		TOTAL	914,387
		Maine—0.5%
665,000		Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 7.50% (MaineGeneral Medical Center), 7/1/2032	863,070
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maryland—10.7%
$175,000		Maryland State EDC, Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	$192,901
1,000,000		Maryland State EDC, Revenue Bonds (Series A), 5.125% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.25%), 6/1/2020	1,165,180
13,500,000	[3]	Maryland State, UT GO Bonds (Second Series), 5.00%, 7/15/2022	16,546,410
		TOTAL	17,904,491
		Massachusetts—2.5%
2,000,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2024	2,390,160
1,030,000		Massachusetts HEFA, Revenue Bonds (Series 2010A), 5.00% (Northeastern University), 10/1/2023	1,244,137
500,000		Massachusetts State Development Finance Agency, Revenue Bonds (Series 2012), 5.00% (Northeastern University), 10/1/2029	602,095
		TOTAL	4,236,392
		Michigan—1.7%
1,500,000		Michigan State Building Authority, Revenue Refunding Bonds (Series 2009I), 5.00%, 10/15/2016	1,726,050
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (Trinity Healthcare Credit Group), 12/1/2029	1,183,360
		TOTAL	2,909,410
		Minnesota—0.4%
500,000		University of Minnesota, GO Bonds (Series 2011A), 5.00%, 12/1/2018	620,185
		Nebraska—0.7%
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2028	1,220,230
		Nevada—2.3%
2,000,000		Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,020,300
935,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 5.50% (Providence SID No. 607), 6/1/2013	943,630
760,000		North Las Vegas, NV SID No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.00% (Aliante SID No. 60)/(Original Issue Yield: 5.05%), 12/1/2017	787,064
		TOTAL	3,750,994
		New Jersey—1.1%
1,500,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2020	1,776,855
251,750	[1,2]	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.00% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.25%), 7/1/2013	3
		TOTAL	1,776,858
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Mexico—0.7%
$1,000,000	Farmington, NM, PCR Refunding Bonds (Series A), 5.20% TOBs (Public Service Co., NM), Mandatory Tender 6/1/2020	$1,155,180
	New York—7.4%
750,000	Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2008), 5.75%, 7/15/2018	878,857
1,000,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2011A), 5.25% (Buffalo, NY City School District), 5/1/2027	1,215,230
1,500,000	New York City, NY TFA, Future Tax Secured Bonds (Series Fiscal 2011D), 5.00%, 2/1/2019	1,856,220
15,000	New York City, NY, UT GO Bonds (Series 2002D), 5.00% (Original Issue Yield: 5.21%), 6/1/2017	15,059
1,000,000	New York Liberty Development Corporation, Liberty Revenue Bonds (Series 2011), 5.00% (4 World Trade Center), 11/15/2031	1,181,920
2,000,000	New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 1), 5.00% (7 World Trade Center LLC), 9/15/2028	2,456,900
665,000	Niagara Area Development Corporation, NY, Solid Waste Disposal Facility Refunding Revenue Bonds (Series 2012B), 4.00% (Covanta Energy Corp.), 11/1/2024	673,106
2,000,000	Tobacco Settlement Financing Corp., NY, (Series 2003B-1C), 5.50% (New York State), 6/1/2019	2,051,380
1,710,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2026	2,127,821
	TOTAL	12,456,493
	North Carolina—1.5%
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Series D), 5.50%, 1/1/2014	1,053,520
1,500,000	North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50%, 1/1/2014	1,506,855
	TOTAL	2,560,375
	Ohio—3.6%
1,000,000	Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.00%, 1/1/2028	1,164,920
1,000,000	Cuyahoga, OH Community College District, General Receipts Revenue Bonds (Series 2002A), 5.00% (United States Treasury PRF 12/1/2012@101), 12/1/2022	1,010,130
2,135,000	Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital), 11/1/2019	2,614,372
1,000,000	Ohio State, Hospital Revenue Bonds, 5.00% (Cleveland Clinic), 1/1/2031	1,182,430
	TOTAL	5,971,852
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oregon—0.9%
$500,000	[4]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	$468,870
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 6.50% (Friendsview Retirement Community)/(United States Treasury PRF 12/1/2013@101), 12/1/2018	1,070,910
		TOTAL	1,539,780
		Pennsylvania—13.0%
1,500,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2017	1,749,675
435,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	458,438
2,000,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2026	2,261,180
12,050,000	[3]	Commonwealth of Pennsylvania, UT GO Bonds, 5.00%, 3/15/2025	14,787,140
1,000,000		Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,134,130
1,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012B), 5.00% (Temple University Health System Obligated Group), 7/1/2018	1,117,400
		TOTAL	21,507,963
		Puerto Rico—1.3%
2,000,000		Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2012A), 5.00%, 7/1/2029	2,099,340
		South Carolina—2.0%
1,000,000		Georgetown County, SC Environmental Improvements, Refunding Revenue Bonds (Series 2000A), 5.95% (International Paper Co.), 3/15/2014	1,063,690
2,000,000		Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds (Series 2010A-3), 5.00%, 1/1/2024	2,388,200
		TOTAL	3,451,890
		South Dakota—1.1%
1,715,000		Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.50%, 6/1/2032	1,766,244
		Tennessee—1.1%
1,500,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs & Co. GTD), 9/1/2021	1,786,155
		Texas—5.5%
500,000		Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools ), 8/15/2032	548,690
1,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.50% (Wise Regional Health System), 9/1/2014	1,083,780
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$1,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2018	$1,206,530
500,000	Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2012A), 5.00% (Cosmos Foundation, Inc. ), 2/15/2032	546,995
500,000	North Texas Tollway Authority, Special Projects System Revenue Bonds (Series 2011), 5.00% (North Texas Toll Authority Special Projects System), 9/1/2021	641,765
545,000	Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2016	580,458
500,000	Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026	539,300
1,270,000	University of Texas System Board of Regents, Revenue Bonds (Series 2004B), 5.25%, 8/15/2019	1,621,523
2,235,000	West Harris County, TX Regional Water Authority, Water System Revenue Bonds (Series 2006), 5.00% (AMBAC INS), 12/15/2021	2,574,318
	TOTAL	9,343,359
	Virginia—1.1%
126,000	Bell Creek CDA, VA, Special Assessment Revenue Bonds (Series 2003), 6.75%, 3/1/2022	127,664
500,000	Chesapeake, VA, Senior Toll Road Revenue Bonds (Series 2012A), 5.00% (Chesapeake, VA Transportation System), 7/15/2022	599,280
1,000,000	Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.50%), 12/1/2023	1,070,330
	TOTAL	1,797,274
	Washington—0.9%
1,390,000	Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.65%), 6/1/2026	1,431,686
	Wisconsin—1.6%
2,000,000	Wisconsin State HEFA, Revenue Bonds (previously Synergy Health), 5.75% (Froedtert & Community Health)/(United States Treasury PRF 8/15/2013@100), 11/15/2015	2,073,060
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Wisconsin—continued
$715,000	Wisconsin State HEFA, Revenue Bonds, 7.125% (Community Memorial Hospital)/(Original Issue Yield: 7.25%), 1/15/2022	$723,044
	TOTAL	2,796,104
	TOTAL MUNICIPAL INVESTMENTS—100.0% (IDENTIFIED COST $152,668,198)[5]	166,718,015
	OTHER ASSETS AND LIABILITIES—NET[6]	(18,223,349)
	LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(27,000,000)
	LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(14,900,000)
	TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$106,594,666
At November 30, 2012, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Non-income producing security.
2	Security in default.
3	Underlying security in inverse floater trust.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2012, these restricted securities amounted to $468,870, which represented 0.3% of total market value.
5	The cost of investments for federal tax purposes amounts to $133,468,700.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total market value at November 30, 2012 .
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
CDA	—Community Development Administration
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LO	—Limited Obligation
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
RACs	—Revenue Anticipation Certificates
SID	—Special Improvement District
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Federated Premier Municipal Income Fund
(For a Common Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$13.86	$13.49	$13.25	$11.08	$14.60
Income From Investment Operations:
Net investment income[1]	0.94	1.02	1.05	1.07	1.12
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	2.16	0.38	0.25	2.13	(3.59)
Distributions to auction market preferred shareholders from net investment income[2]	(0.00)[3]	(0.01)	(0.01)	(0.02)	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	3.10	1.39	1.29	3.18	(2.72)
Less Distributions to Common Shareholders:
Distributions from net investment income	(1.00)	(1.02)	(1.05)	(1.01)	(0.80)
Increase From Auction Market Preferred Share Tender and Repurchase	0.12	—	—	—	—
Net Asset Value, End of Period	$16.08	$13.86	$13.49	$13.25	$11.08
Market Price, End of Period	$16.95	$14.89	$14.36	$14.47	$9.37
Total Return at Net Asset Value[4]	23.90%	10.95%	9.90%	29.89%	(19.45)%
Total Return at Market Price[5]	21.37%	11.91%	6.87%	67.59%	(28.31)%
Ratios to Average Net Assets:
Net expenses	1.44%	1.16%[6]	1.14%[6]	1.17%[6]	1.14%[6,7]
Net expenses excluding all interest and trust expenses[8]	0.99%	0.85%	0.85%	0.85%	0.85%
Net investment income[9]	6.19%	7.60%	7.54%	8.59%	6.37%
Expense waiver/reimbursement[10]	0.46%	0.48%	0.42%	0.56%	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$99,397	$85,560	$83,123	$81,443	$67,990
Portfolio turnover	22%	38%	19%	79%	32%
Asset Coverage Requirements for Investment Company Act of 1940—Preferred Shares
	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share[11]
11/30/2012	$36,575,000	$92,940	$50,029	$25,014	$25,000
11/30/2011	$36,575,000	$83,482	$50,001	$25,000	$25,000
11/30/2010	$36,575,000	$81,817	$50,008	$25,004	$25,000
11/30/2009	$36,575,000	$80,668	$50,006	$25,003	$25,000
11/30/2008	$44,075,000	$63,565	$50,006	$25,003	$25,000
Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	The amounts shown are based on Common Share equivalents.
3	Represents less than $0.01.
4	Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable.
5	Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment.
6	Additional expense relating to commission costs on dividend payments to preferred shareholders, which has no effect on net investment income and net assets previously reported, has been included to conform to the current year presentation.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.14% for the year ended November 30, 2008, after taking into account this expense reduction.
8	Ratios do not reflect the effect of interest expense on variable rate municipal term preferred shares, dividend payments to preferred shareholders and any associated commission costs, or interest and trust expenses on inverse floater trusts.
9	Ratios reflect reductions for dividend payments to preferred shareholders.
10	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
11	Represents initial public offering price.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights-Federated Premier Intermediate Municipal Income Fund
(For a Common Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$13.94	$13.57	$13.46	$11.90	$14.15
Income From Investment Operations:
Net investment income[1]	0.74	0.83	0.86	0.92	0.97
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	1.22	0.36	0.13	1.54	(2.29)
Distributions to auction market preferred shareholders from net investment income[2]	(0.00)[3]	(0.01)	(0.01)	(0.02)	(0.24)
TOTAL FROM INVESTMENT OPERATIONS	1.96	1.18	0.98	2.44	(1.56)
Less Distributions to Common Shareholders:
Distributions from net investment income	(0.78)	(0.81)	(0.87)	(0.88)	(0.69)
Increase From Auction Market Preferred Share Tender and Repurchase	0.15	—	—	—	—
Net Asset Value, End of Period	$15.27	$13.94	$13.57	$13.46	$11.90
Market Price, End of Period	$16.09	$13.87	$13.60	$13.62	$9.37
Total Return at Net Asset Value[4]	15.51%	9.06%	7.40%	21.24%	(11.47)%
Total Return at Market Price[5]	22.29%	8.51%	6.38%	56.22%	(20.62)%
Ratios to Average Net Assets:
Net expenses	1.52%	1.17%[6]	1.18%[6]	1.21%[6]	1.14%[6,7]
Net expenses excluding all interest and trust expenses[8]	0.99%	0.89%	0.89%	0.89%	0.89%
Net investment income[9]	5.04%	6.02%	6.16%	7.01%	5.43%
Expense waiver/reimbursement[10]	0.42%	0.37%	0.33%	0.43%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$106,595	$97,169	$94,569	$93,598	$82,655
Portfolio turnover	23%	21%	31%	47%	20%
Asset Coverage Requirements for Investment Company Act of 1940—Preferred Shares
	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share[11]
11/30/2012	$41,900,000	$88,601	$50,037	$25,019	$25,000
11/30/2011	$41,900,000	$82,977	$50,000	$25,000	$25,000
11/30/2010	$41,900,000	$81,426	$50,002	$25,001	$25,000
11/30/2009	$41,900,000	$80,846	$50,000	$25,000	$25,000
11/30/2008	$50,900,000	$65,597	$50,004	$25,002	$25,000
Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	The amounts shown are based on Common Share equivalents.
3	Represents less than $0.01.
4	Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable.
5	Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment.
6	Additional expense relating to commission costs on dividend payments to preferred shareholders, which has no effect on net investment income and net assets previously reported, has been included to conform to the current year presentation.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.14% for the year ended November 30, 2008, after taking into account this expense reduction.
8	Ratios do not reflect the effect of interest expense on variable rate municipal term preferred shares, dividend payments to preferred shareholders and any associated commission costs, or interest and trust expenses on inverse floater trusts.
9	Ratios reflect reductions for dividend payments to preferred shareholders.
10	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
11	Represents initial public offering price.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statements of Assets and Liabilities
November 30, 2012
	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Assets:
Total investments in securities, at value	$153,505,932	$166,718,015
Cash	65,285	909,157
Income receivable	2,123,627	2,300,871
Receivable for investments sold	429,383	1,826,540
Deferred offering costs (Note 7)	185,134	185,134
TOTAL ASSETS	156,309,361	171,939,717
Liabilities:
Payable for investments purchased	2,604,063	3,677,512
Income distribution payable - Common Shares	513,007	453,606
Interest payable - VMTP Shares	21,068	30,873
Income distribution payable - AMPS	83	230
Payable for Directors'/Trustees' fees	2,094	2,127
Accrued expenses	97,420	105,703
TOTAL ACCRUED LIABILITIES	3,237,735	4,270,051
Other Liabilities:
Payable for floating rate certificate securities (Note 2)	17,100,000	19,175,000
Variable Rate Municipal Term Preferred Shares (VMTP) (737 and 1,080 shares, respectively, authorized and issued at $25,000 per share)	18,425,000	27,000,000
TOTAL LIABILITIES	38,762,735	50,445,051
Auction Market Preferred Shares (AMPS) (726 and 596 shares, respectively, authorized and issued at $25,000 per share)	18,150,000	14,900,000
Net assets applicable to Common Shares	$99,396,626	$106,594,666
Net Assets Applicable to Common Shares Consist of:
Paid-in capital	$88,136,648	$99,522,692
Net unrealized appreciation of investments	16,153,147	14,049,817
Accumulated net realized loss on investments	(5,295,076)	(7,363,982)
Undistributed net investment income	401,907	386,139
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES	$99,396,626	$106,594,666
Common Shares outstanding, ($0.01 par value, unlimited shares authorized)	6,180,810	6,978,552
Net asset value per share	$16.08	$15.27
Investments, at identified cost	$137,352,785	$152,668,198
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statements of Operations
Year Ended November 30, 2012
	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Investment Income:
Interest	$7,160,962	$6,744,547
Expenses:
Investment adviser fee (Note 5)	715,757	794,376
Administrative fee (Note 5)	131,542	133,040
Custodian fees	6,642	7,170
Transfer and dividend disbursing agent fees and expenses	52,748	52,458
Directors'/Trustees' fees	8,753	8,878
Auditing fees	48,756	48,758
Legal fees	185,668	185,758
Portfolio accounting fees	92,605	100,601
Printing and postage	18,918	19,377
Insurance premiums	3,670	3,692
Auction agent fees	21,000	21,000
Trailer commission fees (Note 6)	45,574	40,897
Interest expense - VMTP Shares (Note 6)	236,925	347,190
Interest and inverse floater trust expenses (Note 2)	135,673	153,382
Miscellaneous	70,601	70,718
TOTAL EXPENSES	1,774,832	1,987,295
Waivers (Note 5):
Waiver of investment adviser fee	(407,718)	(407,718)
Waiver of administrative fee	(18,091)	(18,020)
TOTAL WAIVERS	(425,809)	(425,738)
Net expenses	1,349,023	1,561,557
Net investment income	5,811,939	5,182,990
Realized and Unrealized Gain on Investments:
Net realized gain on investments	1,402,776	1,321,519
Net change in unrealized appreciation of investments	11,930,700	7,153,639
Net realized and unrealized gain on investments	13,333,476	8,475,158
Income distributions declared to AMPS	(22,416)	(19,158)
Change in net assets resulting from operations applicable to Common Shares	$19,122,999	$13,638,990
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statements of Changes in Net Assets
	Federated Premier Municipal Income Fund		Federated Premier Intermediate Municipal Income Fund
Year Ended November 30	2012	2011	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,811,939	$6,294,649	$5,182,990	$5,760,763
Net realized gain (loss) on investments	1,402,776	(525,585)	1,321,519	(347,319)
Net change in unrealized appreciation/depreciation of investments	11,930,700	2,876,074	7,153,639	2,884,475
Distributions from net investment income—AMPS	(22,416)	(61,044)	(19,158)	(72,288)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES	19,122,999	8,584,094	13,638,990	8,225,631
Distributions to Common Shareholders:
Distributions from net investment income—Common Shares	(6,152,350)	(6,291,294)	(5,439,103)	(5,644,628)
Share Transactions Applicable to Common Shares:
Net asset value of shares issued to shareholders in payment of distributions declared	129,352	143,541	145,533	18,902
Net increase resulting from the tender and repurchase of AMPS (Note 6)	737,000	—	1,080,000	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	866,352	143,541	1,225,533	18,902
Change in net assets	13,837,001	2,436,341	9,425,420	2,599,905
Net Assets Applicable to Common Shares:
Beginning of period	85,559,625	83,123,284	97,169,246	94,569,341
End of period	$99,396,626	$85,559,625	$106,594,666	$97,169,246
Undistributed net investment income at end of period	$401,907	$544,586	$386,139	$398,225
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statements of Cash Flows
Year Ended November 30, 2012
	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Operating Activities:
Change in net assets resulting from operations	$19,122,999	$13,638,990
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided By Operating Activities:
Purchase of investment securities	(27,953,684)	(35,887,011)
Proceeds from sale of investment securities	27,757,711	32,997,055
Net purchase of short-term investment securities	(2,550,000)	-
Increase in income receivable	(2,977)	(42,465)
Increase in receivable for investments sold	(414,383)	(1,447,240)
Increase in payable for investments purchased	2,604,063	3,677,512
Decrease in payable to adviser	(1,643)	(1,172)
Increase in interest payable - VMTP Shares	21,068	30,873
Increase in payable for Directors'/Trustees' fees	2,094	2,127
Increase (decrease) in accrued expenses	(2,749)	8,323
Net amortization of premium (discount)	262,267	815,070
Net realized gain on investments	(1,402,776)	(1,321,519)
Net change in unrealized appreciation of investments	(11,930,700)	(7,153,639)
NET CASH PROVIDED BY OPERATING ACTIVITIES	5,511,290	5,316,904
Financing Activities:
Increase in deferred offering costs	(185,134)	(185,134)
Increase (decrease) in:
Payable for floating rate certificate securities	—	50,000
Cash payments to repurchase AMPS, at tender value	(17,688,000)	(25,920,000)
Cash receipts from issuance of VMTP Shares, at liquidation value	18,425,000	27,000,000
Income distribution to participants	(6,022,764)	(5,292,762)
NET CASH USED IN FINANCING ACTIVITIES	(5,470,898)	(4,347,896)
Net increase in cash	40,392	969,008
Cash:
Beginning of period	24,893	(59,851)
End of period	$65,285	$909,157
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $129,352 and $145,533, respectively.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2012
1. Organization
Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (individually referred to as the “Fund,” or collectively as the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, closed-end management investment companies. Each Fund's investment objective is to provide current income exempt from federal income tax, including the federal AMT.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), each Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate each Fund's NAV.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of each Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Funds normally use bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Funds normally use mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Non-cash dividends included in dividend income, if any, are recorded at fair value. Distributions to common shareholders are recorded on the ex-dividend date and are declared and paid monthly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2012, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2012, tax years 2009 through 2012 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the state of Delaware.
When-Issued and Delayed Delivery Transactions
The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Inverse Floater Trusts
The Funds may leverage their assets through the use of inverse floater trusts, which are also referred to as TOBs. An inverse floater trust is established by a third party sponsor forming a special purpose entity, into which fixed-rate, tax-exempt municipal bonds purchased by the Funds are transferred. The inverse floater trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable-rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual-interest tax-exempt security, which is transferred to the Funds, is also created by the trust and pays interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.
Annual Shareholder Report

The Funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Funds' Portfolio of Investments and the related floating rate notes reflected as Fund liabilities under the caption, “Payable for floating rate certificate securities” in the Statements of Assets and Liabilities. At November 30, 2012, for Federated Premier Municipal Income Fund, investments with a value of $26,780,405 are held by the inverse floater trusts and serve as collateral for the $17,100,000 in floating rate certificate securities outstanding at that date and for the Federated Premier Intermediate Municipal Income Fund, investments with a value of $31,333,550 are held by the inverse floater trusts and serve as collateral for the $19,175,000 in floating rate certificate securities outstanding at that date. The Federated Premier Municipal Income Fund and the Federated Premier Intermediate Municipal Income Fund recorded interest and inverse floater trust expenses of $135,673 and $153,382, respectively, for these investments for the year ended November 30, 2012.
Restricted Securities
The Funds may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at November 30, 2012, is as follows:
Federated Premier Municipal Income Fund:
Security	Acquisition Date	Cost	Market Value
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000	$468,870
Federated Premier Intermediate Municipal Income Fund:
Security	Acquisition Date	Cost	Market Value
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000	$468,870
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Common Shares
The following tables summarize share activity:
Federated Premier Municipal Income Fund
Year Ended November 30	2012	2011
Shares issued to shareholders in payment of distributions declared	8,433	10,838
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	8,433	10,838
Federated Premier Intermediate Municipal Income Fund
Year Ended November 30	2012	2011
Shares issued to shareholders in payment of distributions declared	9,852	1,395
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	9,852	1,395
4. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for defaulted securities, discount accretion/premium amortization on debt securities, inverse floater trusts, non-deductible offering costs and expired capital loss carryforwards.
For the year ended November 30, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
	Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
Federated Premier Municipal Income Fund	$(193,675)	$220,148	$(26,473)
Federated Premier Intermediate Municipal Income Fund	$(470,311)	$263,185	$207,126
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
Annual Shareholder Report

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended November 30, 2012 and 2011, was as follows:
	2012 Tax-Exempt Income	2011 Tax-Exempt Income
Federated Premier Municipal Income Fund	$6,411,691	$6,352,338
Federated Premier Intermediate Municipal Income Fund	$5,805,451	$5,716,916
As of November 30, 2012, the components of distributable earnings on a tax basis were as follows:
	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Undistributed tax-exempt income	$401,907	$386,139
Net unrealized appreciation	$16,202,853	$14,074,315
Capital loss carryforwards	$(5,344,782)	$(7,388,480)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for defaulted securities, discount accretion/premium amortization on debt securities, inverse floater structures and wash sales.
At November 30, 2012, the following amounts apply for federal income tax purposes
	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Federated Premier Municipal Income Fund	$120,203,079	$17,172,261	$969,408	$16,202,853
Federated Premier Intermediate Municipal Income Fund	$133,468,700	$15,676,293	$1,601,978	$14,074,315
At November 30, 2012, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund had capital loss carryforwards of $5,344,782 and $7,388,480, respectively, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Annual Shareholder Report

The following schedule summarizes the Funds' capital loss carryforwards and expiration years:
Federated Premier Municipal Income Fund
Expiration Year	Short-Term	Long-Term	Total
2013	$272,747	NA	$272,747
2016	$1,763,799	NA	$1,763,799
2017	$2,786,088	NA	$2,786,088
2019	$522,148	NA	$522,148
Federated Premier Intermediate Municipal Income Fund
Expiration Year	Short-Term	Long-Term	Total
2013	$1,175,977	NA	$1,175,977
2015	$615,196	NA	$615,196
2016	$1,122,663	NA	$1,122,663
2017	$4,048,132	NA	$4,048,132
2018	$79,207	NA	$79,207
2019	$347,305	NA	$347,305
Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund used capital loss carryforwards of $1,412,546 and $1,321,529, respectively, to offset taxable capital gains realized during the year ended November 30, 2012.
For Federated Premier Intermediate Municipal Income Fund, capital loss carryforwards of $276,636 expired during the year ended November 30, 2012.
5. Investment Adviser Fee and Other Transactions With Affiliates
Investment Adviser Fee
The investment management agreement between each Fund and the Adviser provides for an annual management fee, payable daily, at the annual rate of 0.55% of each Fund's managed assets.
In order to reduce the Funds' expenses, the Adviser had contractually agreed to waive a portion of its investment adviser fee at the annual rate of 0.20% of the average daily net value of each Fund's managed assets, inclusive of any assets attributable to any preferred shares that may be issued, from the commencement of operations through December 31, 2007, and at a declining rate thereafter through December 31, 2010. Effective January 1, 2010, and continuing through December 31, 2010, the contractual waiver was reduced to 0.05%. Effective January 1, 2011, the contractual fee waiver expired. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, the Adviser voluntarily waived $407,718 and $407,718 of its fee for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, FAS waived $18,091 of its fee for Federated Premier Municipal Income Fund and $18,020 of its fee for Federated Premier Intermediate Municipal Income Fund. The net fee paid to FAS was 0.121% and 0.112% for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively.
Expense Limitation
The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding any interest and trust expenses on inverse floater trusts, interest expense on VMTP shares and commission costs on preferred shareholder dividend payments) paid by each Fund will not exceed 0.99%. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements, no assurance can be given that future total annual fund operating expenses will not be more or less than 0.99%.
Interfund Transactions
During the year ended November 30, 2012, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and were as follows:
	Purchases	Sales
Federated Premier Municipal Income Fund	$29,650,000	$26,700,000
Federated Premier Intermediate Municipal Income Fund	$26,550,000	$22,600,000
Annual Shareholder Report

General
Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.
6. PREFERRED SHARES
Auction Market Preferred Shares
On February 13, 2003, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund offered 2,147 and 2,441 Auction Market Preferred Shares (AMPS), respectively. The AMPS are redeemable at the option of the Funds at the redemption price of $25,000 per share plus an amount equal to accumulated, but unpaid dividends thereon through the redemption date.
On July 17, 2008, the Funds' Trustees approved a plan to use inverse floater trusts to refinance a portion of the Funds' outstanding AMPS. During the year ended November 30, 2009, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund redeemed $7,500,000 and $9,000,000, representing 300 and 360 of their outstanding AMPS, respectively, at liquidation value, using proceeds that arose from the use of the inverse floater trusts. During the year ended November 30, 2008, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund redeemed $9,600,000 and $10,125,000, representing 384 and 405 of their outstanding AMPS, respectively, at liquidation value, using proceeds that arose from the use of the inverse floater trusts. On December 22, 2011, each Fund used the proceeds from its VMTP share private offering, as discussed below, to fund the tender of 737 and 1,080 AMPS for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively. As of November 30, 2012, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund currently have outstanding 726 and 596 AMPS, respectively.
Distributions to AMPS are recorded daily and paid weekly at a rate set through auction procedures or under each Fund's Statement of Preferences. The dividend rate to AMPS for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund at November 30, 2012, was 0.166% and 0.188%, respectively.
Each auction requires the participation of one or more Broker-Dealers. The auction agent, currently Deutsche Bank Trust Company Americas, will enter into agreements with one or more Broker-Dealers selected by the Funds, which provide for the participation of those Broker-Dealers in auctions for AMPS. The auction agent will pay each Broker-Dealer after each auction, from funds provided by the Funds. The trailer commissions for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund for the year ended November 30, 2012, were $45,574 and $40,897, respectively.
Annual Shareholder Report

Variable Rate Municipal Term Preferred Shares
On December 22, 2011, each Fund issued variable rate municipal term preferred shares (VMTP shares) in a private offering. Federated Premier Municipal Income Fund issued 737 VMTP shares totaling $18.4 million and Federated Premier Intermediate Municipal Income Fund issued 1,080 VMTP shares totaling $27.0 million. Each Fund used the proceeds from its VMTP share offering to pay for the AMPS it accepted in an AMPS tender offer. All expenses of the AMPS tender offer were recorded as incurred. VMTP shares are a floating-rate form of preferred shares with a mandatory term redemption date of December 22, 2014, unless extended, and dividends (which are treated as interest payments for financial reporting purposes) that are set weekly to a fixed spread of 1.20% against the Securities Industry and Financial Markets Association Municipal Swap Index.
The total liquidation value of the Funds' outstanding preferred shares, comprised of untendered AMPS and VMTP shares, remained unchanged as a result of the AMPS tender and VMTP share issuance. The difference between the liquidation value of the AMPS and actual repurchase price was recognized in the Statement of Changes in Net Assets as an increase in net assets applicable to common shares resulting from the tender and repurchase of AMPS. In the Funds' Statements of Assets and Liabilities, the aggregate liquidation value of the VMTP shares is shown as a liability since the shares have a stated mandatory redemption date. VMTP shares represent preferred shares and rank on parity with the AMPS. VMTP shares are senior in priority to each Fund's outstanding common shares as to payment of dividends. As of November 30, 2012, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund currently have outstanding 737 and 1,080 VMTP shares, respectively. The average liquidation value outstanding and average annualized dividend rate of VMTP shares for the Funds during the year ended November 30, 2012, were $18,425,000 and 1.36%, respectively, for Federated Premier Municipal Income Fund and $27,000,000 and 1.36%, respectively, for Federated Premier Intermediate Municipal Income Fund. Dividends paid to VMTP shares are treated as interest expense and recorded as incurred. For the year ended November 30, 2012, interest expense on VMTP shares amounted to $236,925 and $347,190 for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively,
Whenever preferred shares (including AMPS and VMTP shares) are outstanding, common shareholders will not be entitled to receive any distributions from the Funds unless all accrued dividends on the preferred shares have been paid, the Funds satisfy the 200% asset coverage requirement after giving effect to the distribution, and certain other requirements imposed by any nationally recognized statistical ratings organizations (NRSROs) rating the preferred shares have been met. At November 30, 2012, there were no such restrictions on the Funds.
Annual Shareholder Report

7. Offering Costs
Costs incurred in connection with each Fund's offering of VMTP shares in the amount of $277,700 per Fund were recorded as a deferred charge which are being amortized over the life of the shares. Each Fund's amortized deferred charges are recognized as a component of the applicable expense on the Statement of Operations.
8. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2012, were as follows:
	Purchases	Sales
Federated Premier Municipal Income Fund	$27,953,684	$27,757,711
Federated Premier Intermediate Municipal Income Fund	$35,887,011	$32,997,055
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2012, 100.0% of the distributions from net investment income for each Fund is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees AND SHAREHOLDERS OF Federated premier municipal income fund and federated premier intermediate municipal income fund:
We have audited the accompanying statements of assets and liabilities of Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (the “Funds”) including the portfolios of investments, as of November 30, 2012, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 23, 2013
Annual Shareholder Report

Last Meeting of Shareholders (unaudited)
FEDERATED PREMIER MUNICIPAL INCOME FUND
An Annual Meeting of Fund shareholders (Common Shares and Preferred Shares) was held on September 14, 2012. On June 29, 2012, the record date for shareholders voting at the meeting, there were 6,177,499 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.
ELECTION OF two CLASS IiI TRUSTEES - COMMON SHARES AND PREFERRED SHARES:
1. Charles F. Mansfield, Jr.
For	Withheld Authority to Vote
5,209,318	48,774
2. John W. McGonigle
For	Withheld Authority to Vote
5,191,598	66,494
An Annual Meeting of Fund shareholders (Preferred Shares) was held on September 14, 2012. On June 29, 2012, the record date for shareholders voting at the meeting, there were 1,463 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.
ELECTION OF TWO TRUSTEES - PREFERRED SHARES ONLY:
1. Peter E. Madden
For	Withheld Authority to Vote
826	0
2. John S. Walsh
For	Withheld Authority to Vote
826	0
Annual Shareholder Report

The following Trustees of the Fund continued their terms as Trustees of the Fund: J. Christopher Donahue, Nicholas P. Constantakis, John F. Cunningham, Maureen Lally-Green, and Thomas M. O'Neill. Mr. Constantakis retired as a Trustee of the Fund on December 31, 2012.
FEDERATED PREMIER INTERMEDIATE MUNICIPAL INCOME FUND
An Annual Meeting of Fund shareholders (Common Shares and Preferred Shares) was held on September 14, 2012. On June 29, 2012, the record date for shareholders voting at the meeting, there were 6,973,662 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.
ELECTION OF Two CLASS IIi TRUSTEES - COMMON SHARES AND PREFERRED SHARES:
1. Charles F. Mansfield, Jr.
For	Withheld Authority to Vote
5,808,462	102,441
2. John W. McGonigle
For	Withheld Authority to Vote
5,804,867	106,035
Annual Shareholder Report

An Annual Meeting of Fund shareholders (Preferred Shares) was held on September 14, 2012. On June 29, 2012, the record date for shareholders voting at the meeting, there were 1,676 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.
ELECTION OF TWO TRUSTEES - PREFERRED SHARES ONLY:
1. Peter E. Madden
For	Withheld Authority to Vote
1,674	0
2. John S. Walsh
For	Withheld Authority to Vote
1,674	0
The following Trustees of the Fund continued their terms as Trustees of the Fund: J. Christopher Donahue, Nicholas P. Constantakis, John F. Cunningham, Maureen Lally-Green, and Thomas M. O'Neill. Mr. Constantakis retired as a Trustee of the Fund on December 31, 2012.
Annual Shareholder Report

Board of Trustees and Fund Officers
The Board is responsible for managing the Funds' business affairs and for exercising all the Funds' powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Funds. Where required, the tables separately list Trustees who are “interested persons” of the Funds (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Complex.
INTERESTED TRUSTEES BACKGROUND
Name Birth Date Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Year of Term Expiration
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: December 2002	Principal Occupations: Principal Executive Officer and President of some of the Funds in the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
	Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.	2014
John W. McGonigle* Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT, SECRETARY AND TRUSTEE Began serving: December 2002	Principal Occupations: Trustee of certain Funds in the Federated Fund Family; Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc. Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	2013
*	Reasons for “interested” status: J. Christopher Donahue and John W. McGonigle are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES BACKGROUND
Name Birth Date Address Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications	Year of Term Expiration
John F. Cunningham++ Birth Date: March 5, 1943 TRUSTEE Began serving: December 2002	Principal Occupations: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
	Qualifications: Business management and director experience.	2014
Maureen Lally-Green++ Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct professor of law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Positions: Pennsylvania Superior Court Judge.
	Qualifications: Legal and director experience.	2013
Peter E. Madden+ ++ Birth Date: March 16, 1942 TRUSTEE Began serving: December 2002	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange. Qualifications: Business management, mutual fund services and director experience.	2012
Annual Shareholder Report

Name Birth Date Address Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications	Year of Term Expiration
Charles F. Mansfield, Jr.**++ Birth Date: April 10, 1945 TRUSTEE Began serving: December 2002	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
	Qualifications: Banking, business management, education and director experience.	2012
Thomas M. O'Neill++** Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
	Qualifications: Business management, mutual fund, director and investment experience.	2013
Annual Shareholder Report

Name Birth Date Address Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications	Year of Term Expiration
John S. Walsh+**++ Birth Date: November 28, 1957 TRUSTEE Began serving: December 2002	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Previous Position: Vice President, Walsh & Kelly, Inc. Qualifications: Business management and director experience.	2012
+	Member of Executive Committee
**	Member of Audit Committee
++	Member of Nominating Committee
OFFICERS
Name Birth Date Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: December 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER Officer since: February 2010	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
R. J. Gallo Birth Date: June 10, 1969 Vice President Officer since: June 2012 Portfolio Manager since: inception	Principal Occupations: R.J. Gallo, Senior Portfolio Manager and Head of the Municipal Bond Investment Group has been the Fund's Portfolio Manager since inception. He is Vice President of each Fund. Mr. Gallo joined Federated in 2000 as an Investment Analyst. He became a Senior Vice President of the Fund's Adviser in 2011. From 2005 to 2010 Mr. Gallo served as Vice President and from January 2002 through 2004 and as a Assistant Vice President of the Fund's Adviser. He has been a Portfolio Manager since December 2002. From 1996 to 2000, Mr. Gallo was a Financial Analyst and Trader at the Federal Reserve Bank of New York. Mr. Gallo has received the Chartered Financial Analyst designation and a Master's in Public Affairs with a concentration in Economics and Public Policy from Princeton University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
federated premier municipal income fund (“FMN” or the “Fund”)
Federated premier intermediate municipal income fund (“fpt” or the “fund”) (collectively, “funds”)
Following a review and recommendation of approval by the Funds' independent trustees, the Funds' Board reviewed and approved at its May 2012 meetings each Fund's investment advisory contract for an additional one-year period. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of each Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Funds and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Funds and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Funds' short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to their particular investment programs and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Funds' investment objectives; the Funds' expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Funds' portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the investment company industry and market practices; the range of comparable fees for similar funds; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Funds' fees and expenses to other closed-end funds with comparable investment programs to be relevant, given the high degree of competition in the investment company industry. The Board focused on comparisons with other similar funds more heavily than non-fund products or services because it is believed that they are more relevant. For example, other closed-end funds are the products most like the Funds, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Funds' investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Funds compete. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to Federated registered investment companies as well as products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that registered investment companies and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; portfolio management techniques made necessary by such differences; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of fund advisory contracts.
The Funds' ability to deliver competitive performance when compared to their peer groups was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Funds' investment programs, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other regulated investment companies, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, FMN's performance was above the median of the relevant peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, FPT's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
Annual Shareholder Report

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board also considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Board also considered whether the Funds might benefit from “economies of scale” and noted that, as “closed-end funds,” which have made an offering of a fixed number of common shares and (other than the issuance of preferred shares contemplated at the time of the Funds' initial public offerings) have not made and do not expect to make additional offerings to raise more assets, the Funds are unlikely to grow materially in size and, as a consequence, there are no meaningful “economies of scale” to be realized from internal growth. Accordingly, the Board concluded that this was not a relevant consideration in its overall evaluation.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, FMN's investment advisory fee was above the median of the relevant peer group. The Board reviewed the fees and other expenses of FMN with the Adviser and was satisfied that the overall expense structure of FMN remained competitive. The Board will continue to monitor advisory fees and other expenses borne by FMN.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, FPT's investment advisory fee was above the median of the relevant peer group. The Board reviewed the fees and other expenses of FPT with the Adviser and was satisfied that the overall expense structure of FPT remained competitive. The Board will continue to monitor advisory fees and other expenses borne by FPT.
Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Funds for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Funds' advisory contracts.
In its decision to continue the existing investment advisory contracts, the Board was mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the advisory contracts. In particular, the Board recognized that many shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Funds. Thus, the Board's approval of the advisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Funds by the Adviser and its affiliates, continuation of the advisory contracts was appropriate.
The Board based its decision to approve the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Funds, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Dividend Reinvestment Plan
The following description of each Fund's Dividend Reinvestment Plan (the “Plan”) is furnished to you annually as required by federal securities laws.
Unless the registered owner of a Fund's common shares elects to receive cash by contacting Computershare Trust Co., N.A. (the “Plan Administrator”), all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator, as agent for shareholders in the Plan, in additional common shares of the Fund. Common shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash. You may elect not to participate in the Plan and to receive all dividends in cash by contacting the Plan Administrator at the address set forth below if your Shares are registered in your name, or by contacting your bank, broker, or other nominee if your Shares are held in street or other nominee name. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice to the Plan Administrator. Such notice will be effective for a dividend if received and processed by the Plan Administrator prior to the dividend record date; otherwise the notice will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may reinvest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares to be automatically reinvested pursuant to the Plan, please contact your broker.
The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which the shareholder's common shares are registered. Whenever the Fund declares a dividend or other distribution payable in cash (together, a “dividend”), non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either: (1) through receipt from the Fund of additional authorized but unissued common shares (“newly issued common shares”); or (2) by purchase of outstanding common shares on the open market (“open-market purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for a dividend, the closing market price plus estimated brokerage commissions per common share is equal to or greater than the net asset value (NAV) per common share, the Plan Administrator will invest the dividend amount on behalf of the participants in newly issued common shares. The number of newly issued common shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the NAV per common share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any dividend,
Annual Shareholder Report

the NAV per common share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the dividend amount in common shares acquired on behalf of the participants in open-market purchases.
In the event of a market discount on the payment date for any dividend, the Plan Administrator will have until the last business day before the next date on which the common shares trade on an “ex-dividend” basis or 30 days after the payment date for such dividend, whichever is sooner (the “last purchase date”), to invest the dividend amount in common shares acquired in open-market purchases. It is contemplated that the Funds will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of each dividend through the day before the next “ex-dividend” date, which will be approximately ten days. If, before the Plan Administrator has completed its open-market purchases, the market price per common share exceeds the NAV per common share, the average per share purchase price paid by the Plan Administrator may exceed the NAV of the common shares, resulting in the acquisition of fewer common shares than if the dividend had been paid in newly issued common shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Administrator is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued common shares at the NAV per common share at the close of business on the last purchase date; provided that, if the NAV is less than or equal to 95% of the then current market price per common share, the dollar amount of the dividend will be divided by 95% of the market price on the payment date.
The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.
In the case of record shareholders such as banks, brokers, or nominees which hold common shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of common shares certified from time to time by the record holder as held for the account of beneficial owners who participate in the Plan.
Annual Shareholder Report

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Participants that request a sale of shares through the Plan Administrator are subject to a $15.00 sales fee and a $0.12 per share sold brokerage commission.
Each Fund reserves the right to amend or terminate its Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, each Fund reserves the right to amend its Plan to include a service charge payable by the participants.
All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011 or by telephone at (800) 730-6001.
The address of the principal office of the Funds is 4000 Ericsson Drive, Warrendale, PA 15086-7561.
The Funds' transfer agent is Computershare Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that each Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Scroll to “Closed-End Funds” and select a Fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of the Federated Investors website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Scroll to “Closed-End Funds” and select a Fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “SEC Filings” then “ N-Q” from the list of filings.
Source of Distributions–Notice
Under the federal securities laws, the Funds are required to provide a notice to shareholders regarding the source of distributions made by the Funds if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Funds' distributions, if applicable, is available in the “Products” section of Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Scroll to “Closed-End Funds” and select a Fund name and share class, if applicable, to go to the “Fund Overview” page. On the “Fund Overview” page, select the “Tax Information” tab, then select a year.
Annual Shareholder Report

Certification Disclosure
The Funds' reports on Form N-CSR and Form N-Q filed with the SEC during the past fiscal year, including the annual report for the year ended November 30, 2011, have contained the certifications of the Funds' Chief Executive Officer and Chief Financial Officer regarding the quality of the Funds' public disclosure required by Section 302 of the Sarbanes-Oxley Act.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “ householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.
Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.
This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.
Federated Premier Municipal Income Fund
Federated Premier Intermediate Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 31423P108
CUSIP 31423P207
CUSIP 31423P405
CUSIP 31423M105
CUSIP 31423M204
CUSIP 31423M402
29861 (1/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c),(d) There were no amendments to or waivers from the Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers during the period covered by this report.

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:  Charles F. Mansfield, Jr., Thomas M. O’Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $43,650

Fiscal year ended 2011 - $32,650

(b) Audit-Related Fees.

Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $36

Fiscal year ended 2011 - $10,000

Fiscal year ended 2012- Attendance at audit committee meeting.

Fiscal year ended 2011- Review of Preferred Share asset maintenance test calculation.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees.

Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,576 respectively. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees.

All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attestation services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	Not applicable.

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $265,630

Fiscal year ended 2011 - $322,095

(h) The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has established an Audit Committee of the Board as described in Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee consists of the following Board members: Charles F. Mansfield, Jr., Thomas M. O’Neill and John S. Walsh.

Item 6. Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund’s portfolio. The Board has also approved the Adviser’s policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies

The Adviser’s general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company’s board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for the full slate of directors nominated in an uncontested election; and for proposals to: require a company’s audit committee to be comprised entirely of independent directors; require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); ratify the board’s selection of auditors (unless compensation for non-audit services exceeded 50% of the total compensation received from the company, or the previous auditor was dismissed because of a disagreement with the company); and repeal a shareholder rights plan (also known as a “poison pill”). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; and for proposals to: reduce the amount of shares authorized for issuance; authorize a stock repurchase program; and grant preemptive rights to the securities being voted. The Adviser will generally vote against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients’ interests with the interests of shareholders without creating undue dilution; against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms; and against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company’s corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company’s board. The Adviser believes that a company’s board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Glass Lewis & Co. (GL) to obtain, vote, and record proxies in accordance with the Proxy Committee’s directions. The Proxy Committee has supplied GL with general voting instructions that represent decisions made by the Proxy Committee in order to vote common proxy proposals; however, the Proxy Committee retains the right to modify these voting instructions at any time or to vote contrary to the voting instructions at any time in order to cast proxy votes in a manner that the Proxy Committee believes is consistent with the Adviser’s general policy. GL may vote any proxy as directed in the voting instructions without further direction from the Proxy Committee and may make any determinations required to implement the voting instructions. However, if the voting instructions require case-by-case direction for a proposal, GL shall provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to GL.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an “Interested Company.”

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the voting instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the voting instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund’s Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did. Alternatively, the Proxy Committee may seek direction from the Fund’s Board on how a proposal concerning an Interested Company shall be voted, and shall follow any such direction provided by the Board. In seeking such direction, the Proxy Committee will disclose the reason such company is considered an Interested Company and may provide a recommendation on how such proposal should be voted and the basis for such recommendation.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund’s proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders’ meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report

A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com; from the home page select "All" under “Asset Classes;” scroll to “Closed-End Funds” and select the Fund name and share class, if applicable, to go to the Fund Overview page; on the Fund Overview page, select the “Documents” tab; at the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

As of the date of filing of the report, the Portfolio Managers listed below are jointly and primarily responsible for managing the Fund’s assets.

Lee R. Cunningham II

Lee R. Cunningham II has been a Portfolio Manager of the Fund since the fund’s inception in December 2002. Mr. Cunningham joined Federated in 1995 as an Investment Analyst, became a Portfolio Manager in 1998 and a Senior Portfolio Manager in 2007. He was named an Assistant Vice President of the Fund’s Adviser in January 1998 and became a Vice President of the Fund’s Adviser in July 2000. From 1986 through 1994, Mr. Cunningham was a Project Engineer with Pennsylvania Power and Light Company. Mr. Cunningham received his M.B.A. with concentrations in Finance and Operations from the University of Pittsburgh.

Portfolio Manager Information

The following information about the Fund’s portfolio manager is provided as of the end of the fund's most recently completed fiscal year.

Other Accounts Managed by Lee Cunningham	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	3 / $841 Million
Other Pooled Investment Vehicles	0 / $0
Other Accounts	0 / $0

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none

Lee Cunningham is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is calculated based on a mix of rolling 1-, 3- and 5- year total returns and income performance relative to peers and benchmark (i.e. S&P, custom 70% A & up / 20% BBB / 10% HY / 3yr+ / Non AMT). Total return receives greater weighting in calculating the IPP compared to income. The weighting on total return is higher than the income weighting for the trailing 1 and 3 year periods. The weighting on income is higher for the 5 year period. Going forward, the weighting on income will continue to decline, reflecting the group’s emphasis on total return. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Lee Cunningham is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. In this regard, any account for which the total return target is not met with respect to a 3 or 5 year period will receive a score of zero for that period. Additionally, a portion of Mr. Cunningham’s IPP score is based on the performance for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

In addition, Lee Cunningham was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

R.J. Gallo

R.J. Gallo has been the Fund’s Portfolio Manager since the fund’s inception in December 2002. Mr. Gallo was named Head of Municipal Bond Investment Group in 2010 and became a Vice President of the Fund in June 2012. Mr. Gallo joined Federated in 2000 as an Investment Analyst, he became a portfolio manager in 2002 and a Senior Portfolio Manager in 2005. He became a Senior Vice President of the Fund’s Adviser in January of 2011, served as a Vice President of the Fund’s Adviser from January 2005 through 2011 and served as Assistant Vice President of the Fund’s Adviser from January 2002 through 2004. From 1996 to 2000, Mr. Gallo was a Financial Analyst and Trader at the Federal Reserve Bank of New York. Mr. Gallo has received the Chartered Financial Analyst designation. Mr. Gallo received a Master’s in Public Affairs with a concentration in Economics and Public Policy from Princeton University.

Portfolio Manager Information

The following information about the Fund’s portfolio manager is provided as of the end of the fund's most recently completed fiscal year.

Other Accounts Managed by Richard J. Gallo	Total Number of Other Accounts Managed / Total Assets*
Registered Investment Companies	3 / $976 Million
Other Pooled Investment Vehicles	0 / $0
Other Accounts	1 / $21 Million

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none

Richard J. Gallo is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is calculated based on a mix of rolling 1-, 3- and 5- year total returns and income performance relative to peers and benchmark (i.e. S&P, custom 70% A & up / 20% BBB / 10% HY / 3yr+ / Non AMT). Total return receives greater weighting in calculating the IPP compared to income. The weighting on total return is higher than the income weighting for the trailing 1 and 3 year periods. The weighting on income is higher for the 5 year period. Going forward, the weighting on income will continue to decline, reflecting the group’s emphasis on total return. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Richard J. Gallo is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. In this regard, any account for which the total return target is not met with respect to a 3 or 5 year period will receive a score of zero for that period. Additionally, a portion of Mr. Gallo’s IPP score is based on the performance of portfolios for which he provides research and analytical support. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

In addition, Richard J. Gallo was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Premier Municipal Income Fund

By /S/ Richard A. Novak

Richard A. Novak, Treasurer and Principal Financial Officer

Date ___January 22, 2013____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, President and Principal Executive Officer

Date ___January 22, 2013____

By /S/ Richard A. Novak

Richard A. Novak, Treasurer and Principal Financial Officer

Date ___January 22, 2013____